STOCK COMPENSATION PLANS (Detail Textuals) - USD ($)					1 Months Ended		12 Months Ended
	Feb. 01, 2017	Jan. 01, 2017	Nov. 01, 2016	Oct. 07, 2016	Jul. 31, 2017	Aug. 19, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense							$ 30,376,431	$ 72,309
Number of shares							28,350,000	4,550,000	0
Intrinsic value of options outstanding							$ 2,041,500	$ 59,500	$ 0
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares							28,350,000
Intrinsic value of options outstanding							$ 2,041,500
Number of shares exercisable							25,500,000
Intrinsic value of options exercisable							$ 0
Employee Stock Option | Share-based Compensation Award, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000	5,000,000	4,500,000
Common stock issued price per share	$ 2.00	$ 1.25	$ 0.75	$ 0.75	$ 2.00	$ 0.75
Employee Stock Option | Share-based Compensation Award, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000	5,000,000	4,500,000
Common stock issued price per share	$ 2.75	$ 1.75	$ 1.25	$ 1.25	$ 2.25	$ 1.25
Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued	6,000,000	3,750,000	4,500,000	4,500,000	5,000,000	4,500,000
Common stock issued price per share	$ 3.25	$ 2.50	$ 2.00	$ 2.00	$ 2.50	$ 2.00
Employee Stock Option | Share Based Compensation Award, Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued					5,000,000
Common stock issued price per share					$ 2.75
Grant Date August 7, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of unregistered common stock issued							$ 21,500
Number of unregistered common stock issued							50,000
Common stock issued price per share							$ 0.50
Grant Date August 19, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)							5 years
Aggregate fair value of options							$ 2,528,880
Total compensation cost expected to be recognized							960,358
Stock based compensation expense							$ 1,517,713	$ 50,809
Grant Date October 7, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)							5 years
Aggregate fair value of options							$ 3,571,773
Total compensation cost expected to be recognized							1,610,288
Stock based compensation expense							$ 1,961,485
Grant Date November 1, 2016 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)							5 years
Aggregate fair value of options							$ 3,960,769
Total compensation cost expected to be recognized							1,951,447
Stock based compensation expense							$ 2,009,322
Grant Date January 1, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)							5 years
Aggregate fair value of options							$ 5,143,711
Total compensation cost expected to be recognized							1,723,965
Stock based compensation expense							$ 3,419,745
Grant Date January 1, 2017 One | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unregistered common stock issued							50,000
Common stock issued price per share							$ 1.25
Aggregate fair value of options							$ 67,894
Stock based compensation expense							$ 67,894
Share based compensation arrangement option expire date							Dec. 31, 2021
Grant Date February 1, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)							5 years
Aggregate fair value of options							$ 11,134,303
Total compensation cost expected to be recognized							6,933,313
Stock based compensation expense							$ 4,200,990
Grant Date July 31, 2017 | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period (in years)							5 years
Aggregate fair value of options							$ 9,436,160
Total compensation cost expected to be recognized							6,378,615
Stock based compensation expense							$ 3,057,544